RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
RELATED PARTY TRANSACTIONS
Schedule of transactions with related parties

Related Parties	Date of Operation	Object of the Contract	Transaction Amount
Companhia de Geração e Transmissão de Energia Elétrica do Sul do Brasil (“CGT Eletrosul”) and Fundação Elos	03/20/2023	Balancing the technical deficit of the BD Plan Elos/Eletrosul, covering the portion regarding CGT Eletrosul (Eletrobras controlled company), as Sponsor of said Complementary Pensions Plan. This concerns the operation of taking on debt, to provide for the transfer of amounts from CGT Eletrosul to Elos/Eletrosul BD Plan, in order to maintain their economic and financial equilibrium, considering the deficit of said Plan found at the close of the financial year 2021.	65,761
Eletrobras and Special Purpose Entity Chapada do Piauí II Holding S/A (“SPE”).	09/28/2023	The contract provides for the issue of a bank guarantee by the guarantor as a guarantee to be provided in favor of the creditor of the Debt Contract of SPE Chapada do Piauí II. Eletrobras will provide the collateral guarantee to the Guarantor for the amount equivalent to their shareholding in the Related Party, guaranteeing the obligations of SPE in case of their default, enabling the bank guarantee.	68,000
Eletrobras and Fundação Eletrobras de Seguridade Social (“Eletros”)	11/5/2023	This transaction provides for the transfer of amounts from Eletrobras to the Fundação Eletros in order to maintain the economic and financial equilibrium of the BD Eletrobras and CD Eletrobras Plans – portion of Deferred Proportional Benefit Paid Off (BPDS). Furthermore, there was a replacement and inflation adjustment of the guarantees granted by Eletrobras to the balancing of the deficits for the financial years 2013 and 2015 of the Eletrobras BD Plan.	185,023

Schedule of remuneration to key personnel

	12/31/2023	12/31/2022
Short-term benefits	75,140	41,302
Post-employment benefits	6,613	756
Shares based remuneration	37,358	—
Other long-term benefits	—	2,055
	119,111	44,113

Jointly-controlled and associated companies
RELATED PARTY TRANSACTIONS
Schedule of transactions with related parties

	12/31/2023			12/31/2022
	Jointly controlled		Post-employment	Jointly controlled		Post-employment
Reserve	companies	Associates	benefit entities	companies	Associates	benefit entities
Assets
Clients	53,495	—	—	37,741	23,970	—
Accounts Receivable	—	—	—	14,725	17,064	—
Dividends / Interest on own capital receivable	230,199	599,676	—	180,213	615,740	—
Loans and financing receivable	—	0	—	—	587,067	—
Other assets	709	46,307	146,981	—	78,147	136,375
	284,403	645,983	146,981	232,679	1,321,988	137,307

Passive items
Suppliers	23,121	—	459	17,268	9,273	231
Provisions	—	—	285,659	—	—	620,691
Social security contribution	—	—	29,237	—	—	32,991
Actuarial debt agreements	—	—	3,014,599	—	—	2,414,180
sundry obligations	496	—	2,081	—	—	11,079
Loans and financing	—	—	1,172	—	—	4,892
Purchase of electricity	49,584	—	—	20,379	9,273	—
Accounts Payable	39,414	—	—	39,400	—	137,718
Other liabilities	—	—	141,649	—	—	124,354
	112,615	—	3,474,856	77,047	18,546	3,346,136

	12/31/2023			12/31/2022
	Jointly controlled		Post-employment	Jointly controlled		Post-employment
Result	companies	Associates	benefit entities	companies	Associates	benefit entities
Revenue from the use of Electricity	179,157	—	—	161,651	142,852	—
Income from services rendered	43,649	—	—	100,981	3,223	—
Other Revenues	2,276	—	10,838	551,180	—	84,103
Interest Income, Commissions and Exchange Rates and Variations	65,732	13,804	—	(38,071)	180,134	—
Purchase/sale of electricity	35,514	—	—	(659,912)	(70,650)	—
Network Use Charges	(104,629)	—	—	(102,805)	(29)	—
Taxes	—	—	—	—	—	(2,650)
Other Expenses	(133,289)	(78,768)	(107,915)	(311,396)	(209)	(557,258)
Financial expenses	—	—	(14,618)	—	—	(140,730)
	88,410	(64,964)	(111,695)	(298,372)	255,321	(616,535)